Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2016
Registrant Name	dei_EntityRegistrantName	AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS)
Central Index Key	dei_EntityCentralIndexKey	0000880859
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 06, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jun. 09, 2017
Prospectus Date	rr_ProspectusDate	Jun. 09, 2017